Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Jan. 17, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2012